Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Significant Accounting Policies [Abstract]
Schedule of Material Subsidiaries
The material subsidiaries of the Company as at December 31, 2025 are described below:

Subsidiary	Location	Ownership interest	Operations and development projects owned

Eldorado Gold (Québec) Inc.	Canada	100%	Lamaque Complex
Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")	Turkiye	100%	Kişladağ Mine Efemçukuru Mine
Hellas Gold Single Member S.A. ("Hellas Gold")	Greece	100%	Olympias Mine Stratoni Mine Skouries Project
Thracean Mining Single Member SA	Greece	100%	Perama Hill Project
Thrace Minerals SA	Greece	100%	Sapes Project